Certain transactions (Tables)	12 Months Ended
Dec. 31, 2024
Praetolia Limited [Member]
Schedule of Fair Value of Acquired Assets and Assumed Liabilities
	Fair value	Amortization period
Cash and cash equivalents	$1,085
Assets acquired (1)	909
Identified intangible assets (2):
Talent Relationships	1,438	1 year
Customer Relationships	2,553	4 years
Other Customer Relationships	898	1 year
Goodwill	4,722
Total assets acquired	11,605
Total assumed liabilities (3)	(1,357)
Net assets acquired	$10,248

AutoDS Ltd. [Member]
Schedule of Fair Value of Consideration Transferred
Cash paid	$39,339
Fair value of Earn-out	14,116
Accrued payment	1,556
Fair value of unvested options	647
Total fair value of consideration transferred	$55,658

Schedule of Fair Value of Acquired Assets and Assumed Liabilities
	Fair value	Amortization period
Cash and cash equivalents	9,147
Assets acquired (4)	2,691
Identified intangible assets (5):
Users’ Relationships	4,211	1
Technology	26,453	5
Trademark	2,730	5
Goodwill	28,226
Total assets acquired	73,458
Total assumed liabilities (6)	(17,800)
Net assets acquired	$55,658